INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2012 arose from the acquisition of the business of one of the Company's subsidiary in April 2007.

a.	Identifiable intangible assets:

Customer relations

Balances as of January 1, 2011	$55

Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	11

Amortization during the year 2012	(11)

Balances as of December 31, 2012	$-

b.	Amortization expenses amounted to $ 44, $ 46 and $ 11 for the years ended December 31, 2010, 2011 and 2012, respectively.